Fees Summary	Apr. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,996,225,000
Previously Paid Amount	0
Total Fee Amount	305,626.64
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
Net Fee	$ 305,626.64
Narrative - Max Aggregate Offering Price	$ 1,996,225,000
Final Prospectus	true